Derivative and Hedging Instruments - Summary of Effects of Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Detail) - Non designated [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ 2,649	$ (2,258)
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	1,483	(1,894)
Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	571	(298)
Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	96	(52)
Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(242)	(122)
Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	88	3
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	2,815	(355)
Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(2,436)	742
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	277	(276)
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ (3)	$ (6)